Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	€ 26,832	€ 28,347
Property, plant and equipment	237,258	236,782
Right-of-use assets	38,994	41,843
Other assets	1,655	1,702
Deferred tax assets	522	1,194
Total non-current assets	305,260	309,868
Current assets
Assets held for sale	1,823	2,419
Inventories	457	24,801
Trade receivables	18,769	14,326
Contract assets	5,300	2,758
Other financial assets	3,735	2,661
Prepaid expenses and other assets	12,554	23,763
Current tax assets	6,422	5,201
Cash and cash equivalents	202,515	402,452
Total current assets	251,575	478,381
Total assets	556,836	788,249
Equity
Issued capital	26,918	26,879
Capital reserve	2,058,839	2,056,110
Accumulated deficit	(1,709,077)	(1,565,981)
Other comprehensive income	(146)	(67)
Total equity	376,533	516,941
Non-current liabilities
Lease liabilities	33,964	36,819
Contract liabilities	36,337	48,100
Total non-current liabilities	70,301	84,919
Current liabilities
Lease liabilities	5,071	5,005
Trade and other payables	7,513	48,033
Provisions	17,123	37,400
Other liabilities	31,039	50,717
Income taxes payable	778	654
Contract liabilities	48,478	44,580
Total current liabilities	110,002	186,389
Total liabilities	180,303	271,308
Total equity and liabilities	€ 556,836	€ 788,249